Profit Sharing, Retirement Savings Plans and Defined Benefit Pension Plans - Amounts Included in Consolidated Balance Sheets (Detail) (Non-U.S. Pension Plans [Member], USD $)
In Millions, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Non-U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Other assets	$ 21.7	$ 33.4
Other current liabilities	(4.6)	(4.5)
Other liabilities	(241.7)	(256.7)
Net amount recognized	$ (224.6)	$ (227.8)